Document and Entity Information	Jul. 19, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Acme United Corporation earlier today issued its earnings release for the quarter ended June 30, 2024 and filed the earnings release in a Current Report on a Form 8-k. The Company is filing this amendment to the Current Report on Form 8-K filed earlier today to correct a historical net sales amount for the quarter ended June 30, 2023 in the "CONDENSED CONSOLIDATED STATEMENTS OF INCOME" table. The "Net sales" figure for "Three Months Ended June 30, 2023" should be "53,336", not "55,336" as previously stated, due to a typographical error. No other numbers or calculations were affected. The net sales figure for the three months ended June 30, 2023, was correctly stated as $53.3 million in the opening paragraph of the original release. The corrected release appears as exhibit 99.1 to this current report
Document Period End Date	Jul. 19, 2024
Entity Registrant Name	ACME UNITED CORP
Entity Central Index Key	0000002098
Entity Emerging Growth Company	false
Entity File Number	001-07698
Entity Incorporation, State or Country Code	CT
Entity Tax Identification Number	06-0236700
Entity Address, Address Line One	1 Waterview Dr
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484
City Area Code	203
Local Phone Number	254-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	ACU
Security Exchange Name	NYSEAMER